DISCLOSURE OF OTHER INFORMATION (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Sep. 24, 2020
Statement [Line Items]
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	$ 803,618	$ 603,618
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	120,474,350		3,250,975	4,063,720
Ordinary shares [member]
Statement [Line Items]
Description of Ordinary Capital Share Types	100% of Capital corresponds to ordinary shares	100% of Capital corresponds to ordinary shares
Number of Authorized Shares by Type of Capital in Ordinary Shares	120,474,350	117,223,375
Nominal Value of Shares by Type of Capital in Ordinary Shares	$ 6.6704	$ 5.1493
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	$ 803,618	$ 603,618
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	120,474,350	117,223,375